OPERATING SEGMENTS - Depreciation and Amortization Expense (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Depreciation and amortization	Rp (33,129)	Rp (31,714)	Rp (28,925)
Operating Segments.
Disclosure of operating segments [line items]
Total segment depreciation and amortization	(37,589)	(35,530)	(32,075)
Depreciation and amortization from other non-operating segments	(263)	(280)	(259)
Depreciation and amortization	(37,589)	(35,530)	(32,075)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	4,597	3,994	3,442
IFRS reconciliation	126	102	(33)
Depreciation and amortization	Rp 4,460	Rp 3,816	Rp 3,150